UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Academy Veteran Impact ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Academy Veteran Impact ETF Ticker: VETZ (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Academy Veteran Impact ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by contacting the Fund at Academy Veteran Impact ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a$10,000 investment
Academy Veteran Impact ETF	$35	0.35%

Cumulative Performance

Academy Veteran Impact ETF (NAV)
Academy Veteran Impact ETF (MKT)
Bloomberg U.S. Mortgage-Backed Securities Index
Bloomberg U.S. Aggregate Bond Index
11,000
10,500
10,000
9,500
9,000
$10,590
$10,570
$10,559
$10,553
8/1/23
8/31/23
9/30/23
10/31/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
4/30/24
5/31/24
6/30/24
7/31/24

Annual Performance

Annualized Returns for the Period Ended July 31, 2024.	Since Inception (8/1/2023)
Academy Veteran Impact ETF (Market Price)	5.90%
Academy Veteran Impact ETF (NAV)	5.53%
Bloomberg U.S. MBS Index	5.59%
Bloomberg U.S. Aggregate Index	5.70%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

The Fund is an actively managed, high-quality mortgage-backed securities (MBS) and asset-backed securities (ABS) exchange-traded fund designed to provide broad portfolio diversification with minimal corporate credit risk. By leveraging loan-level analysis and quantitative modeling, the Fund seeks to outperform the Bloomberg U.S. MBS Index by identifying and investing in undervalued assets with favorable borrower behavior.

For the fiscal year ended August 1, 2023 to July 31, 2024, the Fund returned 5.53% (NAV) and 5.90% (Market Price) net of fees since inception, outperforming the Bloomberg U.S. Mortgage-Backed Securities Index, which posted a return of 5.59%. During the same period, the Bloomberg U.S. Aggregate Index returned 5.70%.

Academy Veteran Impact ETF Tailored Shareholder Report

Portfolio Management Commentary

Several factors influenced the performance of U.S. agency MBS over the past year. Interest rate volatility throughout the year, fueled by uncertainty surrounding the Federal Reserve's rate hike trajectory, weighed on MBS valuations by increasing the value of borrowers’ prepayment options, thereby diminishing bond values. Throughout the year, the Federal Reserve held its policy rate steady at 5.50%, while the yield on 10-year U.S. Treasuries saw a modest increase from 3.96% to 4.03%. This rise in yields further negatively impacted MBS price returns

Option Adjusted Spreads (OAS) on the Bloomberg U.S. Mortgage-Backed Securities Index narrowed by 4 basis points (bps) to 44bps, as market participants navigated the outlook for interest rates. Additionally, spreads on Small Business loan asset-backed securities tightened by 25bps due to heightened demand. Tighter spreads in MBS and ABS had a positive impact on price returns.

Mortgage rates eased slightly, with the national average for a 30-year fixed-rate mortgage dropping from 7.26% to 7.04%, after peaking at 8.10%, a level not seen since 2000. Mortgage refinancing remained subdued for most of the year due to the high rate environment but has recently begun to pick up. Housing activity fell to levels not seen since the Global Financial Crisis. Despite this, limited housing supply continued to drive national home prices higher, with the S&P CoreLogic Case-Shiller U.S. National Home Price Index rising 5.9% year over year.

What Factors Influenced Performance

The Academy Veteran Impact ETF is an actively managed, high-quality MBS and ABS fund designed to provide broad portfolio diversification with minimal corporate credit risk. By leveraging loan-level analysis and quantitative modeling, the Fund seeks to outperform the Bloomberg U.S. MBS Index by identifying and investing in undervalued assets with favorable borrower behavior.

Active security selection within the agency MBS and ABS markets contributed positively to the Fund's relative performance. Lower coupon bonds, which are more sensitive to interest rate fluctuations, generally fared better during the period.

Positioning

Top Contributors to Performance

GNMA II #MA8095 1.500% 12/20/43

GNMA II #CT6282 4.500% 2/20/62

GNMA II #CR2134 3.500% 9/20/60

GNMA II #CR2585 4.000% 8/20/50

GNMA II #MA8783 2.500% 3/20/52

GNMA II #CU5352 5.500% 8/20/53

GNMA II #CV6664 5.500% 6/20/53

GNMA II #CU4415 6.500% 5/20/53

GNMA II #MA9093 5.000% 8/20/53

GNMA II #BS8626 3.000% 2/20/50

Top Detractors to Performance

GNMA II #MA8712 4.000% 3/20/53

GNMA II #786464 2.500% 12/20/52

GNMA II #CQ2299 3.000% 11/20/52

SBA GTD LN 530574 5.800% 2/25/34

GNMA II #786724 2.500% 1/20/53

GNMA II #MA9593 6.000% 4/20/54

GNMA II #CN5150 2.500% 7/20/52

SBA GTD LN 530560 5.800% 5/25/34

GNMA II #787240 5.000% 1/20/54

SBA GTD LN 530455 2.050% 11/25/33

Impact

The Fund seeks to positively impact active duty service members and veterans. As of the fiscal year end, the Fund held 172 veteran loans resulting in $3.6 million in savings to these individuals.

Academy Veteran Impact ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$73,665
Number of Holdings	90
Total Advisory Fee Paid	$165,040
Annual Portfolio Turnover	13%

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Issuers	(% of net assets)
Ginnie Mae II Pool	89.7
United States Small Business Administration	4.2
Small Business Administration Pools	3.7
Ginnie Mae I Pool	1.1

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.academyetfs.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Academy Veteran Impact ETF

FYE 7/31/2024
( a ) Audit Fees	$14,500
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$3,000
( d ) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 7/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 7/31/2024
Registrant	N/A
Registrant’s Investment Adviser	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

July 31, 2024

Tidal ETF Trust

Academy Veteran Impact ETF | VETZ | NYSE Arca, Inc.

Academy Veteran Impact ETF

Schedule of Investments	Academy Veteran Impact ETF

July 31, 2024

MORTGAGE-BACKED SECURITIES - 98.8%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 08/15/2033	$451,103	$448,944
Pool 666291, 2.50%, 12/15/2042	87,977	76,494
Pool 682229, 4.00%, 07/15/2049	182,053	173,639
Pool AD0997, 2.50%, 04/15/2043	42,506	36,962
Pool AD0998, 2.50%, 04/15/2043	115,980	100,855
Pool AD0999, 2.50%, 05/15/2043	11,096	9,649
Ginnie Mae II Pool
Pool 784981, 3.50%, 04/20/2050	1,049,668	949,953
Pool 785510, 2.50%, 01/20/2051	2,065,398	1,735,036
Pool 786095, 3.00%, 04/20/2052	83,211	72,847
Pool 786134, 3.00%, 04/20/2052	296,860	259,883
Pool 786463, 3.50%, 12/20/2052	2,250,119	2,004,629
Pool 786464, 2.50%, 12/20/2052	458,238	377,330
Pool 786552, 2.00%, 12/20/2052	466,088	373,504
Pool 786723, 3.50%, 11/20/2052	358,085	320,453
Pool 786724, 2.50%, 01/20/2053	938,777	773,255
Pool 786784, 4.50%, 06/20/2053	891,812	850,729
Pool 786793, 2.00%, 12/20/2052	472,144	378,356
Pool 787240, 5.00%, 01/20/2054	2,831,555	2,776,044
Pool BK5879, 4.50%, 11/20/2048	218,303	213,580
Pool BS8626, 3.00%, 02/20/2050	850,737	755,839
Pool BS8891, 3.50%, 02/20/2050	1,231,566	1,128,856
Pool BS8912, 3.00%, 02/20/2050	946,878	841,256
Pool BT1911, 3.50%, 12/20/2050	152,090	138,924
Pool BU6116, 2.50%, 04/20/2050	61,638	52,403
Pool BU6352, 3.50%, 06/20/2051	183,335	164,681
Pool BX2636, 2.50%, 10/20/2050	722,057	618,420
Pool BY0769, 2.50%, 09/20/2050	987,712	841,779
Pool BZ0238, 2.50%, 03/20/2051	1,902,219	1,605,825
Pool CD4331, 2.00%, 04/20/2051	666,124	542,811
Pool CK2586, 3.00%, 04/20/2052	1,928,783	1,688,537
Pool CL5518, 3.00%, 03/20/2052	2,201,339	1,927,144
Pool CN0347, 3.00%, 09/20/2052	982,098	859,770
Pool CN5150, 2.50%, 07/20/2052	984,225	824,127
Pool CN6487, 3.00%, 06/20/2052	1,128,824	988,220
Pool CN6885, 3.50%, 05/20/2052	90,421	82,354
Pool CN8589, 4.00%, 08/20/2052	424,537	394,999
Pool CO4367, 5.00%, 08/20/2052	134,434	132,017
Pool CO5999, 3.00%, 09/20/2052	1,176,006	1,029,719
Pool CQ2299, 3.00%, 11/20/2052	982,496	860,281
Pool CQ5485, 4.50%, 11/20/2052	454,152	433,222
Pool CR2134, 3.50%, 09/20/2060	675,105	592,716
Pool CT5959, 4.50%, 04/20/2053	773,037	736,326
Pool CT6282, 4.50%, 02/20/2062	469,470	444,479
Pool CT6754, 6.00%, 08/20/2062	236,010	237,675
Pool CT9943, 5.00%, 04/20/2053	1,888,429	1,851,407
Pool CU0134, 4.50%, 05/20/2053	891,460	848,572
Pool CU4415, 6.50%, 05/20/2053	257,617	263,224
Pool CU5352, 5.50%, 08/20/2053	804,920	803,011
Pool CV1066, 5.00%, 06/20/2053	1,108,656	1,086,921
Pool CV6338, 5.50%, 07/20/2053	1,250,151	1,251,501
Pool CV6387, 5.00%, 06/20/2053	689,173	675,662
Pool CV6664, 5.50%, 06/20/2053	431,146	435,037
Pool CV7142, 4.50%, 07/20/2050	2,092,045	1,991,398
Pool CW6876, 7.00%, 08/20/2053	171,004	173,355
Pool MA2752, 2.50%, 04/20/2045	1,087,429	946,259
Pool MA2824, 2.50%, 05/20/2045	746,380	649,485

Schedule of Investments	Academy Veteran Impact ETF

July 31, 2024

Pool MA5386, 3.00%, 08/20/2048	163,656	143,658
Pool MA7906, 2.00%, 03/20/2037	682,217	599,140
Pool MA8040, 1.50%, 04/20/2052	566,633	436,497
Pool MA8095, 1.50%, 12/20/2043	108,204	90,917
Pool MA8173, 2.50%, 08/20/2037	238,730	220,029
Pool MA8239, 2.00%, 02/20/2037	470,935	420,668
Pool MA8314, 2.00%, 01/20/2037	118,500	106,103
Pool MA8417, 4.00%, 11/20/2052	1,908,400	1,760,229
Pool MA8710, 3.00%, 01/20/2052	1,428,812	1,232,371
Pool MA8712, 4.00%, 03/20/2053	3,589,351	3,312,514
Pool MA8782, 2.00%, 12/20/2051	765,397	613,357
Pool MA8783, 2.50%, 03/20/2052	1,309,947	1,077,534
Pool MA8860, 2.00%, 08/20/2052	812,817	651,357
Pool MA8862, 3.00%, 01/20/2053	1,601,285	1,381,131
Pool MA8941, 2.00%, 06/20/2053	1,721,586	1,423,593
Pool MA9093, 5.00%, 08/20/2053	1,931,989	1,889,785
Pool MA9153, 2.50%, 09/20/2053	831,734	684,166
Pool MA9157, 4.50%, 09/20/2053	1,535,606	1,459,256
Pool MA9223, 3.00%, 04/20/2052	2,917,209	2,516,135
Pool MA9224, 3.50%, 10/20/2053	848,043	754,667
Pool MA9287, 3.00%, 02/20/2052	869,603	750,046
Pool MA9481, 2.00%, 01/20/2054	3,321,583	2,742,523
Pool MA9593, 6.00%, 04/20/2054	1,052,093	1,058,686
Pool MA9710, 4.50%, 05/20/2054	845,323	803,051
Small Business Administration Pools
Pool 530560, 5.80% (Prime Rate + (2.70%)), 05/25/2034(a)	557,279	560,395
Pool 530574, 5.80% (Prime Rate + (2.70%)), 05/25/2034(a)	492,857	495,614
Pool 530588, 5.80% (Prime Rate + (2.70%)), 08/25/2034(a)	844,814	849,744
Pool 530592, 7.50% (Prime Rate + (1.00%)), 08/25/2034(a)	298,334	314,963
Pool 530612, 5.80% (Prime Rate + (2.70%)), 08/25/2034(a)	500,000	502,918
Pool 530428, 6.05% (Prime Rate + (2.45%)), 10/25/2033(a)	357,112	360,676
Pool 530439, 6.05% (Prime Rate + (2.45%)), 10/25/2033(a)	905,660	914,558
Pool 530455, 6.15% (Prime Rate + (2.35%)), 11/25/2033(a)	1,412,125	1,432,533
Pool 530472, 6.20% (Prime Rate + (2.30%)), 12/25/2033(a)	373,620	379,894
TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,381,755)		72,769,062

SHORT-TERM INVESTMENTS - 0.8%	Shares
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.23%(b)	589,046	589,046
TOTAL SHORT-TERM INVESTMENTS (Cost $589,046)		589,046

TOTAL INVESTMENTS - 99.6% (Cost $71,970,801)		73,358,108
Other Assets in Excess of Liabilities - 0.4%		306,778
TOTAL NET ASSETS - 100.0%		$73,664,886

Percentages are stated as a percent of net assets.

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Academy Veteran Impact ETF

July 31, 2024

ASSETS:
Investments, at value (Note 2)	$73,358,108
Interest receivable	277,119
Paydowns receivable	50,738
Total assets	73,685,965

LIABILITIES:
Payable to adviser (Note 4)	21,079
Total liabilities	21,079
NET ASSETS	$73,664,886

NET ASSETS CONSISTS OF:
Paid-in capital	$71,864,800
Total distributable earnings	1,800,086
Total net assets	$73,664,886

Net assets	$73,664,886
Shares issued and outstanding(a)	3,650,000
Net asset value per share	$20.18

COST:
Investments, at cost	$71,970,801

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Academy Veteran Impact ETF

For the Year Ended July 31, 2024 (a)

INVESTMENT INCOME:
Interest income	$2,783,216
Total investment income	2,783,216

EXPENSES:
Investment advisory fee (Note 4)	165,040
Total expenses	165,040
NET INVESTMENT INCOME	2,618,176

REALIZED AND UNREALIZED GAIN

Net realized gain on investments	—
Net change in unrealized appreciation on investments	1,387,308
Net realized and unrealized gain	1,387,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,005,484

(a)	Inception date of the Fund was August 1, 2023.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets	Academy Veteran Impact ETF

Year ended July 31, 2024(a)
OPERATIONS:
Net investment income	$2,618,176
Net change in unrealized appreciation on investments	1,387,308
Net increase in net assets from operations	4,005,484

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,205,398)
Total distributions to shareholders	(2,205,398)

CAPITAL TRANSACTIONS:
Subscriptions	71,814,530
ETF transaction fees	50,270
Net increase in net assets from capital transactions	71,864,800

NET INCREASE IN NET ASSETS	73,664,886

NET ASSETS:
Beginning of the year	—
End of the year	$73,664,886

SHARES TRANSACTIONS
Subscriptions	3,650,000
Total increase in shares outstanding	3,650,000

(a)	Inception date of the Fund was August 1, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Academy Veteran Impact ETF

For a share outstanding throughout the year presented

Year ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of year	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.10
Net realized and unrealized loss on investments(c)	(0.05)
Total from investment operations	1.05

LESS DISTRIBUTIONS FROM:
From net investment income	(0.89)
Total distributions	(0.89)

CAPITAL TRANSACTIONS
ETF transaction fees per share	0.02
Net asset value, end of year	$20.18

TOTAL RETURN	5.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$73,665
Ratio of expenses to average net assets	0.35%
Ratio of net investment income to average net assets	5.55%
Portfolio turnover rate(d)	13%

(a)	Inception date of the Fund was August 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

NOTE 1 – ORGANIZATION

The Academy Veteran Impact ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Academy Asset Management, LLC d/b/a Academy Asset Management (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on August 1, 2023.

The investment objective of the Fund is to seek to generate current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities (including Mortgage-Backed Securities) are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$72,769,062	$—	$72,769,062
Money Market Funds	589,046	—	—	589,046
Total Investments	$589,046	$72,769,062	$—	$73,358,108

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of July 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Reclassification of Capital Accounts. U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2024, no adjustments were made that impacted paid-in capital or distributable earnings.

J.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Agency Small Business Loan & MBS Risk. There is uncertainty as to the current status of many obligations of Fannie Mae or Freddie Mac and other agencies that are placed under conservatorship of the U.S. Government. Small Business Administration and Ginnie Mae securities are generally backed by the full faith and credit of the U.S. Government. Agency-backed securities may be more sensitive to changes in interest rates than other types of fixed income securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of agency-backed securities. Agency-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Agency-backed securities can also be subject to the risk of default on the underlying small business loans or mortgages, as the case may be. In addition, MBS securities may be subject to extended settlement periods. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. Default or bankruptcy of a counterparty to a transaction would expose the Fund to possible loss. These risks may reduce the Fund’s returns.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

B.	Fixed Income Securities Risk. Typically, the value of fixed income securities changes inversely with prevailing interest rates. Therefore, a fundamental risk of fixed income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Investments in fixed income securities with very low or negative interest rates may diminish the Fund’s yield and performance. Recent and potential future changes in government monetary policy may also affect the level of interest rates. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates. Liquidity risk is the risk that fixed income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price the portfolio managers believe the security is currently worth.

C.	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

D.	Counterparty and Issuer Credit Risk. The financial condition of an issuer of a fixed income security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

E.	Non-Agency MBS Risk. Non-agency MBS are subject to heightened risks as compared to agency MBS, including that non-agency MBS are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency MBS may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

F.	Prepayment Risk and Extension Risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed income security so that it is paid off more slowly than expected and the value of the security may decline.

G.	Repurchase Agreement Risk. Repurchase agreements may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

H.	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

I.	TBA Transactions Risk. The Fund may enter into TBA transactions for MBS. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

J.	Third-Party Data Risk. The composition of the Fund’s portfolio is heavily dependent on information and data calculated and published by independent third parties (“Third-Party Data”). When Third-Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Third-Party Data been correct and complete.

K.	Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

L.	General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

M.	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

N.	Money Market Fund Risk. Money market funds are subject to the risk that they will decline in value due to changes of interest rates. Although each money market fund in which the Fund may invest seeks to maintain a net asset value of $1.00 per share, there is no assurance that the underlying fund will be able to do so.

O.	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

P.	Sub-Adviser Risk. The Sub-Adviser has experienced professionals who have managed investments in the past, but they do not have prior experience managing an ETF. Prior to managing the Fund, the Sub-Adviser did not manage accounts using the same investment strategy as is used to manage the Fund. This could potentially affect their effectiveness in this role.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.35%. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fee incurred are paid monthly to the Adviser. Investment Advisory Fee for the year ended July 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.12% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Adviser has entered into a fund sponsorship agreement with the Sub -Adviser pursuant to which the Sub -Adviser is a sponsor of the Fund. Under this arrangement, the Sub-Adviser has agreed to provide financial support to the Fund. Every month, unitary management fees for the Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Fund. In return for its financial support for the Fund, the Adviser has agreed to pay the Sub-Adviser any remaining profits generated by the unitary management fee. If the amount of the unitary management fees for the Fund exceeds the Fund’s operating expenses (including the sub- advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay the remaining profits to the Sub-Adviser. During months when the funds generated by the unitary management fee are sufficient to cover the Fund’s other operating expenses and the Adviser-retained amount but insufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived. Further, if the amount of the unitary management fee for the Fund is less than its operating expenses and the Adviser-retained amount, the Sub-Adviser is obligated to reimburse the Adviser for the shortfall. Operating expenses paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities or paydowns of securities, excluding short-term investments, U.S. government securities and in-kind transactions were $0 and $0, respectively.

For the year ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities or paydowns of long-term U.S. government securities were $76,916,582 and $6,334,335, respectively.

For the year ended July 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2024 was as follows:

Distributions paid from:	July 31, 2024
Ordinary income	$2,205,398

As of the year ended July 31, 2024, the components of distributable earnings on a tax basis were as follows:

July 31, 2024
Investments, at cost	$71,970,801
Gross tax unrealized appreciation	1,440,283
Gross tax unrealized depreciation	(52,976)
Net tax unrealized appreciation (depreciation)	1,387,307
Undistributed ordinary income (loss)	433,918
Undistributed long-term capital gain (loss)	—
Total distributable earnings	433,918
Other accumulated gain (loss)	(21,139)
Total distributable earnings	$1,800,086

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the year ended July 31, 2024, the Fund had not elected to defer any post-October or late year losses. As of the year ended July 31, 2024, the Fund had short-term capital loss carryovers of $21,139, which do not expire.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended July 31, 2024, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of July 31, 2024	—
Average interest rate, when in use	N/A
Interest rate terms	Prime
Interest rate as of July 31, 2024	8.50%
Expiration date	June 25, 2025

Interest expense incurred for the year ended July 31, 2024 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID- 19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Notes to the Financial Statements	Academy Veteran Impact ETF

July 31, 2024

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Report of Independent Registered Public	Academy Veteran Impact ETF
Accounting Firm

July 31, 2024

To the Shareholders of Academy Veteran Impact ETF and

Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Academy Veteran Impact ETF (the “Fund”), a series of Tidal ETF Trust, as of July 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the year ended July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the year ended July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 27, 2024

Other Non-Audited	Academy Veteran Impact ETF
Information (Unaudited)

July 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended July 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Academy Veteran Impact ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2024, was as follows:

Academy Veteran Impact ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended July 31, 2024, was as follows:

Academy Veteran Impact ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2024

* Print the name and title of each signing officer under his or her signature.